Share-based compensation (Details 3) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2020 $ / shares shares	May 31, 2015 $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares
Share-based compensation
Share-based compensation expenses				¥ 4,804			¥ 7,548			¥ 9,134
Share Incentive Plan | Options | Founder
Share-based compensation
Vesting schedule		10 years
Share-based compensation expenses				38			¥ 54			¥ 73
Unrecognized share-based compensation expense related to the share options granted			¥ 26	¥ 26	¥ 26
Weighted-average period over which share-based compensation expense is expected to be recognized				1 year 4 months 24 days
Share Incentive Plan | Options | Founder | Each anniversary
Share-based compensation
Vesting percentage (as a percent)		10.00%
Share Incentive Plan | Options | Founder | Class A ordinary shares
Share-based compensation
Granted (in shares) | shares		26,000,000
Granted (in dollars per share) | $ / shares		$ 16.7
Share Incentive Plan | Options | Founder | ADS
Share-based compensation
Granted (in dollars per share) | $ / shares		$ 33.4
Share Incentive Plan | Options | Service-based | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares				0			0			0
Weighted-average period over which share-based compensation expense is expected to be recognized				9 months 18 days
Share Incentive Plan | RSU | Service-based | Employees and Non-employees
Share-based compensation
Share-based compensation expenses				¥ 1,840			¥ 3,877			¥ 4,129
Weighted-average period over which share-based compensation expense is expected to be recognized				3 years 3 months 18 days
Granted (in shares) | shares				16,682,380			13,951,100			30,069,498
Granted (in dollars per share) | $ / shares			¥ 18.24			$ 29.81			$ 39.93
Unrecognized share-based compensation expense related to awards other than options			¥ 3,765	¥ 3,765	3,765
JD Logistics Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares										30,030,446
Share-based compensation expenses				387			¥ 702			¥ 1,162
Weighted average grant date fair value of options granted | $ / shares									4.31
Unrecognized share-based compensation expense related to the share options granted			500	¥ 500	¥ 500
Weighted-average period over which share-based compensation expense is expected to be recognized				2 years 8 months 12 days
JD Logistics Plan | Options | Liu
Share-based compensation
Granted (in shares) | shares	99,186,705
Granted (in dollars per share) | $ / shares	$ 0.01
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
JD Logistics Plan | RSU | Employees and Non-employees
Share-based compensation
Share-based compensation expenses				¥ 406			¥ 259			¥ 39
Weighted-average period over which share-based compensation expense is expected to be recognized				2 years 10 months 24 days
Granted (in shares) | shares				55,937,435			41,570,538			9,663,953
Granted (in dollars per share) | $ / shares					¥ 12.93			$ 18.23			$ 35
Unrecognized share-based compensation expense related to awards other than options			500	¥ 500	¥ 500
JD Health | Options | Employees and Non-employees
Share-based compensation
Share-based compensation expenses				617			¥ 960			¥ 1,133
Unrecognized share-based compensation expense related to the share options granted			663	¥ 663	¥ 663
Weighted-average period over which share-based compensation expense is expected to be recognized				3 years 4 months 24 days
JD Health | Options | Liu
Share-based compensation
Granted (in shares) | shares	53,042,516
Granted (in dollars per share) | $ / shares	$ 0.0000005
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
JD Health Plan | RSU | Employees and Non-employees
Share-based compensation
Weighted-average period over which share-based compensation expense is expected to be recognized				3 years
Granted (in shares) | shares				6,051,558			4,638,422			80,582,712
Granted (in dollars per share) | $ / shares					¥ 52.87			$ 52.33			$ 112.31
JD Health Plan | RSU | Service-based | Employees and Non-employees
Share-based compensation
Share-based compensation expenses				¥ 1,161			¥ 1,108			¥ 1,428
Unrecognized share-based compensation expense related to awards other than options			993	993	¥ 993
JD Property Plan [Member] | Options | Employees and Non-employees
Share-based compensation
Share-based compensation expenses				¥ 34			¥ 354
Weighted-average period over which share-based compensation expense is expected to be recognized				3 years 1 month 6 days
Granted (in shares) | shares				11,348,777			108,399,512
Granted (in dollars per share) | ¥ / shares				¥ 5.18			¥ 4.03
Unrecognized share-based compensation expense related to awards other than options			48	¥ 48	48
JD Property Plan [Member] | Options | Liu
Share-based compensation
Granted (in shares) | shares							81,446,610
Granted (in dollars per share) | $ / shares						0.0000005
JD Property Plan [Member] | RSU | Liu
Share-based compensation
Granted (in shares) | shares										193,059,698
JD Property [Member] | RSU | Employees and Non-employees
Share-based compensation
Share-based compensation expenses										¥ 467
Granted (in shares) | shares										193,059,698
Granted (in dollars per share) | ¥ / shares										¥ 2.42
Jd Industrials Plan [Member] | Liu
Share-based compensation
Granted (in shares) | shares										90,629,636
Jd Industrials Plan [Member] | Options | Employees and Non-employees
Share-based compensation
Share-based compensation expenses				180			¥ 7
Unrecognized share-based compensation expense related to the share options granted			¥ 166	¥ 166	¥ 166
Weighted-average period over which share-based compensation expense is expected to be recognized				3 years
Granted (in shares) | shares				47,915,455			2,660,000
Granted (in dollars per share) | $ / shares			¥ 1.46			$ 1.4
Jd Industrials Plan [Member] | RSU | Employees and Non-employees
Share-based compensation
Share-based compensation expenses										¥ 684
Granted (in shares) | shares										90,629,636
Granted (in dollars per share) | $ / shares									$ 1.18